Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Class of Warrant or Right [Line Items]
Outstanding Beginning balance	2,039,000	1,155,000	1,155,000	1,405,000
Issued / (Exercised)	1,260,000
Expired	25,000
Outstanding - Ending Balance	2,039,000	1,155,000	1,155,000	1,405,000
0.15 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.15
Outstanding Beginning balance	500,000	500,000
Issued / (Exercised)
Expired
Outstanding - Ending Balance	500,000	500,000
0.20 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.20
Outstanding Beginning balance	80,000	105,000
Issued / (Exercised)
Expired	25,000
Outstanding - Ending Balance	80,000	105,000
0.30 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.30
Outstanding Beginning balance	500,000	100,000
Issued / (Exercised)	400,000
Expired
Outstanding - Ending Balance	500,000	100,000
0.40 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.40
Outstanding Beginning balance	150,000	150,000
Issued / (Exercised)
Expired
Outstanding - Ending Balance	150,000	150,000
0.50 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.50
Outstanding Beginning balance	500,000
Issued / (Exercised)	500,000
Expired
Outstanding - Ending Balance	500,000
0.75 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.75
Outstanding Beginning balance	300,000	300,000
Issued / (Exercised)
Expired
Outstanding - Ending Balance	300,000	300,000